UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

VARIABLE SERIES FUNDS INC

SALOMON BROTHERS VARIABLE ALL CAP FUND

FORM N-Q

SEPTEMBER 30, 2004

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 90.5%

CONSUMER DISCRETIONARY - 14.5%

Auto Components - 0.4%
29,600	BorgWarner, Inc.	$1,281,384

Household Durables - 0.6%
79,900	Fleetwood Enterprises, Inc. (a)(b)	1,212,882
18,700	Sony Corp. (a)	638,069

		1,850,951

Leisure Equipment & Products - 2.1%
209,800	Hasbro, Inc.	3,944,240
159,600	Mattel, Inc.	2,893,548

		6,837,788

Media - 8.4%
171,900	Comcast Corp., Special Class A Shares (a)	4,799,448
504,900	Liberty Media Corp., Series A Shares (a)	4,402,728
	The News Corp. Ltd.:
80,200	Sponsored ADR (b)	2,636,174
141,700	Sponsored Preferred ADR	4,439,461
276,000	Time Warner Inc. (a)	4,454,640
83,000	Viacom Inc., Class B Shares	2,785,480
166,900	The Walt Disney Co.	3,763,595

		27,281,526

Multi-Line Retail - 1.6%
127,000	Costco Wholesale Corp.	5,278,120

Specialty Retail - 1.2%
101,700	The Home Depot, Inc.	3,986,640

Textiles & Apparel - 0.2%
69,500	Tommy Hilfiger Corp. (a)	685,965

	TOTAL CONSUMER DISCRETIONARY	47,202,374

CONSUMER STAPLES - 0.9%

Food & Drug Retailing - 0.9%
145,100	Safeway Inc. (a)	2,801,881

ENERGY - 6.3%

Energy Equipment & Services - 2.3%
60,900	GlobalSantaFe Corp.	1,866,585
106,200	Halliburton Co.	3,577,878
32,200	Schlumberger Ltd.	2,167,382

		7,611,845

Oil & Gas - 4.0%
57,600	Anadarko Petroleum Corp.	3,822,336
94,200	ChevronTexaco Corp.	5,052,888
48,000	Murphy Oil Corp.	4,164,960

		13,040,184

	TOTAL ENERGY	20,652,029

FINANCIALS - 15.8%

Banks - 1.7%
69,800	The Bank of New York Co., Inc.	2,036,066
431	Mitsubishi Tokyo Financial Group, Inc. (a)	3,594,437

		5,630,503

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Diversified Financials - 5.7%
84,900	American Express Co.	$4,368,954
130,656	JPMorgan Chase & Co.	5,190,963
65,000	MBNA Corp.	1,638,000
65,200	Merrill Lynch & Co., Inc.	3,241,744
34,000	Morgan Stanley	1,676,200
56,900	State Street Corp.	2,430,199

		18,546,060

Insurance - 8.4%
51,100	Ambac Financial Group, Inc.	4,085,445
63,400	American International Group, Inc.	4,310,566
54,100	The Chubb Corp.	3,802,148
143,200	CNA Surety Corp. (a)(b)	1,517,920
28,000	The Hartford Financial Services Group, Inc.	1,734,040
50,100	Marsh & McLennan Cos., Inc.	2,292,576
55,200	MGIC Investment Corp.	3,673,560
17,700	The PMI Group, Inc.	718,266
90,700	Radian Group Inc.	4,193,061
46,100	Scottish Re Group Ltd. (b)	975,937

		27,303,519

	TOTAL FINANCIALS	51,480,082

HEALTHCARE - 12.6%

Biotechnology - 1.7%
28,500	Amgen Inc. (a)	1,615,380
256,400	Aphton Corp. (a)	923,040
132,300	Enzo Biochem, Inc (a)(b)	1,984,500
144,200	Genelabs Technologies, Inc. (a)(b)	376,362
234,200	XOMA Ltd. (a)(b)	543,344

		5,442,626

Healthcare Providers & Services - 0.9%
111,000	McKesson Corp.	2,847,150

Pharmaceuticals - 10.0%
121,300	Abbott Laboratories	5,138,268
89,200	GlaxoSmithKline PLC, ADR (b)	3,900,716
101,700	Johnson & Johnson	5,728,761
110,000	Merck & Co., Inc.	3,630,000
116,900	Novartis AG, Sponsored ADR	5,455,723
167,000	Pfizer Inc.	5,110,200
95,800	Wyeth	3,582,920

		32,546,588

	TOTAL HEALTHCARE	40,836,364

INDUSTRIALS - 7.9%

Aerospace & Defense - 2.4%
45,100	The Boeing Co.	2,328,062
140,600	Raytheon Co.	5,339,988

		7,668,050

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Airlines - 1.1%
57,400	AMR Corp. (a)(b)	$420,742
64,200	Continental Airlines, Inc., Class B Shares (a)(b)	546,984
55,500	Frontier Airlines, Inc. (a)(b)	426,240
62,900	Northwest Airlines Corp. (a)(b)	516,409
121,000	Southwest Airlines Co.	1,648,020

		3,558,395

Commercial Services & Supplies - 1.8%
10,971	FHC Delaware Inc. (a)(c)	52,112
101,900	Sabre Holdings Corp., Class A Shares	2,499,607
115,900	Waste Management, Inc.	3,168,706

		5,720,425

Construction & Engineering - 0.3%
33,000	Chicago Bridge & Iron Company N.V., NY Shares	989,670

Industrial Conglomerates - 0.9%
75,000	Honeywell International Inc.	2,689,500
47,400	Hutchison Whampoa Ltd. (a)	370,783

		3,060,283

Machinery - 1.4%
39,400	Caterpillar Inc.	3,169,730
22,400	Deere & Co.	1,445,920

		4,615,650

	TOTAL INDUSTRIALS	25,612,473

INFORMATION TECHNOLOGY - 15.8%

Communications Equipment - 4.9%
331,900	3Com Corp. (a)	1,400,618
1,500,000	Lucent Technologies Inc. (a)(b)	4,755,000
321,000	Motorola, Inc.	5,790,840
291,500	Nokia Oyj, Sponsored ADR	3,999,380

		15,945,838

Computers & Peripherals - 0.5%
99,800	Electronics for Imaging, Inc. (a)	1,620,752
36,200	Socket Communications, Inc. (a)(b)	86,156

		1,706,908

Electronic Equipment & Instruments - 2.5%
164,900	Agilent Technologies, Inc. (a)	3,556,893
938,100	Solectron Corp. (a)	4,643,595

		8,200,488

Internet Software & Services - 0.7%
20,900	IAC/InterActiveCorp (a)	460,218
373,000	RealNetworks, Inc. (a)(b)	1,738,180

		2,198,398

IT Consulting & Services - 1.7%
124,000	SunGard Data Systems Inc. (a)	2,947,480
251,500	Unisys Corp. (a)	2,595,480

		5,542,960

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Office Electronics - 0.7%
180,700	IKON Office Solutions, Inc. (b)	$2,172,014

Semiconductor Equipment & Products - 2.9%
151,000	Intel Corp.	3,029,060
457,629	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (b)	3,267,471
148,000	Texas Instruments Inc.	3,149,440

		9,445,971

Software - 1.9%
21,500	Actuate Corp. (a)	75,895
321,000	Micromuse Inc. (a)(b)	1,181,280
175,400	Microsoft Corp.	4,849,810

		6,106,985

	TOTAL INFORMATION TECHNOLOGY	51,319,562

MATERIALS - 12.3%

Chemicals - 3.2%
54,900	Cabot Corp.	2,117,493
215,500	Crompton Corp.	2,045,095
90,600	The Dow Chemical Co.	4,093,308
78,200	Engelhard Corp.	2,216,970

		10,472,866

Containers & Packaging - 1.0%
173,700	Smurfit-Stone Container Corp. (a)	3,364,569

Metals & Mining - 5.5%
137,800	Alcoa Inc.	4,628,702
162,700	Allegheny Technologies Inc.	2,969,275
33,800	Brush Engineered Materials, Inc. (a)	699,998
107,300	Newmont Mining Corp.	4,885,369
85,200	RTI International Metals, Inc. (a)	1,650,324
77,500	United States Steel Corp.	2,915,550
36,300	WGI Heavy Minerals, Inc. (a)	185,624

		17,934,842

Paper & Forest Products - 2.6%
115,400	Georgia-Pacific Corp.	4,148,630
63,100	Weyerhaeuser Co.	4,194,888

		8,343,518

	TOTAL MATERIALS	40,115,795

TELECOMMUNICATION SERVICES - 3.3%

Diversified Telecommunication Services - 1.9%
116,700	Nippon Telegraph and Telephone Corp., ADR	2,331,666
150,000	SBC Communications Inc.	3,892,500

		6,224,166

Wireless Telecommunication Services - 1.4%
632	Hutchison Telecommunications International Ltd. (a)(c)	0
187,800	Vodafone Group PLC, Sponsored ADR (b)	4,527,858

		4,527,858

	TOTAL TELECOMMUNICATION SERVICES	10,752,024

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
UTILITIES - 1.1%
Electric Utilities - 0.1%
145,400	Calpine Corp.(a)(b)	$421,660

Multi-Utilities - 1.0%
267,800	The Williams Cos., Inc.	3,240,380

	TOTAL UTILITIES	3,662,040

	TOTAL COMMON STOCK (Cost - $270,622,877)	294,434,624

FACE AMOUNT

REPURCHASE AGREEMENTS - 9.6%
$7,269,000	Deutsche Bank Securities Inc. dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity - $7,269,370; (Fully collateralized by Federal Home Loan Mortgage Corp. Collateralized Mortgage Obligations, 0.000% to 10.7000% due 9/15/14 to 9/15/34; Market Value - $7,414,380)	7,269,000
12,000,000	Merrill Lynch, Pierce, Fenner and Smith, Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $12,000,617; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.050% due 10/08/04 to 8/04/28; Market value - $12,240,084)	12,000,000
12,000,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $12,000,617; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $12,240,020)	12,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $31,269,000)	31,269,000

	TOTAL INVESTMENTS 100.1% (Cost - $ 301,891,877*)	325,703,624
	Liabilities in Excess of Other Assets - (0.1)%	(346,130)

	TOTAL NET ASSETS - 100.0%	$325,357,494

LOANED SECURITIES COLLATERAL
28,654,504	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $28,654,504)	$28,654,504

(a)	Non-Income producing security.
(b)	All or a portion of the security is on loan.
(c)	Security is valued in accordance with fair valuation procedures
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable All Cap Fund (“Fund”) is a separate non-diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”); its primary investment objective is to seek capital appreciation. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing prices on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices. Debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Lending of Portfolio Securities - The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

(d) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,637,401
Gross unrealized depreciation	(14,825,654)

Net unrealized appreciation	$23,811,747

At September 30, 2004, the Fund loaned securities having a market value of $27,685,183. The Fund received cash collateral amounting to $28,654,504 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	November 26, 2004